Treasury risk management - Summary of Derivatives Used to Hedge (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Current financial assets	€ 5,769	€ 7,232
Non-current financial assets	1,198	876
Trade payables and other liabilities	(15,136)	(14,367)
Current financial liabilities	(7,252)	(4,461)
Non-current financial liabilities	(22,881)	(22,844)
Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	161	78
Current financial assets	76	59
Non-current financial assets	52	21
Total assets	289	158
Trade payables and other liabilities	(51)	(103)
Current financial liabilities	(85)	(58)
Non-current financial liabilities	(99)	(257)
Total liabilities	(235)	(418)
Total	54	(260)
Fair value hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	0	0
Trade payables and other liabilities	0	0
Total	0	0
Fair value hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Current financial assets	0	0
Non-current financial assets	0	0
Non-current financial liabilities	(39)	(10)
Total	(39)	(10)
Cash flow hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	100	24
Trade payables and other liabilities	(33)	(74)
Current financial liabilities	0	0
Total	67	(50)
Cash flow hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	0	0
Current financial assets	11	5
Non-current financial assets	52	21
Trade payables and other liabilities	0	0
Current financial liabilities	(24)	0
Non-current financial liabilities	(58)	(247)
Total	(19)	(221)
Cash flow hedges | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	45	40
Trade payables and other liabilities	(1)	(3)
Current financial liabilities	0	0
Total	44	37
Hedges on the net investment in foreign operations | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	0	0
Current financial assets	112	0
Non-current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	(149)
Total	112	(149)
Hedge accounting not applied | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable	16	14
Current financial assets	(47)	54
Non-current financial assets	0	0
Trade payables and other liabilities	(17)	(26)
Current financial liabilities	(61)	91
Non-current financial liabilities	(2)	0
Total	(111)	133
Hedge accounting not applied | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivable		0
Current financial assets		0
Non-current financial assets		0
Trade payables and other liabilities		0
Current financial liabilities		0
Non-current financial liabilities		0
Total		€ 0